Deferred contract costs	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred contract costs	Deferred contract costs
The following table summarizes deferred contract costs activity:

	December 31,
	2020	2021

Balance at the beginning of the year	$6,314	$11,525
Capitalization of deferred contract costs	9,724	13,350
Amortization of deferred contract costs	(4,513)	(7,197)
Balance at the end of the year	$11,525	$17,678